Commitments and Contingencies - Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Insurance service result	$ 3,977	$ 3,160
Investment result	2,958	(6,369)
Other revenue	6,746	6,186
Net income (loss) attributed to shareholders and other equity holders	5,103	(1,933)
MFC [Member]
Condensed Income Statements, Captions [Line Items]
Insurance service result	0
Investment result	638	554
Other revenue	14	(36)
Net income (loss) attributed to shareholders and other equity holders	5,103	(1,933)
Other subsidiaries on a combined basis [Member]
Condensed Income Statements, Captions [Line Items]
Insurance service result	3,977	3,160
Investment result	3,646	(5,823)
Other revenue	6,736	6,225
Net income (loss) attributed to shareholders and other equity holders	4,785	(2,156)
Consolidating adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Insurance service result	0
Investment result	(1,326)	(1,100)
Other revenue	(4)	(3)
Net income (loss) attributed to shareholders and other equity holders	(4,785)	2,156
Manulife Finance (Delaware), L.P.[Member]
Condensed Income Statements, Captions [Line Items]
Insurance service result	0
Investment result	51	49
Other revenue	(7)	15
Net income (loss) attributed to shareholders and other equity holders	$ 1	$ 21